Commitments and Contingencies (Details) - USD ($)				6 Months Ended
	Dec. 16, 2024	Apr. 28, 2024	May 14, 2022	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Agreement payable			$ 30,000
Rent expense				$ 30,431	$ 26,115
Mr. Huang Feng [Member]
Commitments and Contingencies [Line Items]
Employment agreement term	3 years
BOD. Mr. Huang [Member]
Commitments and Contingencies [Line Items]
Agreement payable	$ 30,000
Mr. Xia Liang [Member]
Commitments and Contingencies [Line Items]
Employment agreement term		3 years
BOD Mr. Xia [Member]
Commitments and Contingencies [Line Items]
Agreement payable		$ 30,000
Mr. Wu Jianhua [Member]
Commitments and Contingencies [Line Items]
Employment agreement term	3 years
BOD. Mr. Wu [Member]
Commitments and Contingencies [Line Items]
Agreement payable	$ 30,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Warranties term				1 year
Maximum [Member]
Commitments and Contingencies [Line Items]
Warranties term				5 years